Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Related party disclosures [Abstract]
Disclosure of related party
	December 31, 2020	December 31, 2019
Navios Holdings (Parent)	75,077	72,315
Navios Shipmanagement Inc. (Other related party)	282	694
Total	75,359	73,009